Investment in Operating Leases (Tables)	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Lease	Depreciation and various expenses for fiscal 2019 are as follows:

Millions of yen
2019
Depreciation expenses	¥202,858
Various expenses	54,463

¥257,321